ADVANCE FROM CUSTOMERS	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Deferred Revenue Disclosure [Text Block]
13.  ADVANCE FROM CUSTOMERS

The Company records payments received from customers in advance of their future orders to advance account. These orders normally are delivered within a reasonable period of time based upon contract terms with the customers.

13. UNEARNED REVENUE Unearned revenue represented cash collected for products not yet accepted by customers at the balance sheet date.